FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2013 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$183,164	110,982	72,182	—
Corporate debt securities	69,110	—	69,110	—
Municipal securities	422	—	422	—
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	70	—	70	—
Pass through certificates guaranteed by FNMA – adjustable rate	126	—	126	—
FHLMC participation certificates:
Fixed rate	127	—	127	—
Adjustable rate	110	—	110	—
Loans held for sale	69,079	—	69,079	—
Commitments to originate loans	1,387	—	—	1,387
Forward sales commitments	217	—	—	217

Total assets	$323,812	110,982	211,226	1,604

Liabilities:
Commitments to originate loans	$213	—	—	213
Forward sales commitments	362	—	—	362

Total liabilities	$575	—	—	575

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$153,166	142,359	10,807	—
Corporate debt securities	61,018	—	61,018	—
Municipal securities	6	—	6	—
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	81	—	81	—
Pass through certificates guaranteed by FNMA – adjustable rate	152	—	152	—
FHLMC participation certificates:
Fixed rate	190	—	190	—
Adjustable rate	131	—	131	—
Loans held for sale	163,834	—	163,834	—
Commitments to originate loans	2,559	—	—	2,559
Forward sales commitments	2,194	—	—	2,194

Total assets	$383,331	142,359	236,219	4,753

Liabilities:
Commitments to originate loans	$512	—	—	512
Forward sales commitments	133	—	—	133

Total liabilities	$645	—	—	645

Reconciliation of Beginning and Ending Balance of Recurring Fair Value Using Significant Unobservable Inputs

The following table is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying balance sheet using significant unobservable (Level 3) inputs (in thousands):

	Commitments to Originate Loans	Forward Sales Commitments
Balance at October 1, 2011	$360	1,328
Total realized and unrealized gains (losses):
Included in net income	1,687	733

Balance at September 30, 2012	2,047	2,061
Total realized and unrealized gains:
Included in net income	(873)	(2,206)

Balance at September 30, 2013	$1,174	(145)

Realized and Unrealized Gains and Losses Included in Net Income

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2013, are reported in the consolidated statements of operations as follows (in thousands):

Other Income
Total gains (losses)	$(3,079)

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$—

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2012, are reported in the consolidated statements of operations as follows (in thousands):

Other Income
Total gains (losses)	$2,420

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$—

Carrying Value and Fair Value of Company's Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2013 (in thousands):

		Fair Value Measurements Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$6,347	6,347	—	—
Stock in Federal Home Loan Bank	7,679	—	7,679	—
Mortgage-backed securities held to maturity	43,074	—	43,143	—
Loans receivable held for investment	695,330	—	—	726,408

Financial Liabilities:
Customer deposit accounts	748,193	—	—	749,561
Advances from FHLB	155,000	—	—	156,885
Subordinated debentures	25,774	—	—	10,310

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012 (in thousands):

		Fair Value Measurements Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$8,716	8,716	—	—
Stock in Federal Home Loan Bank	7,073	—	7,073	—
Mortgage-backed securities held to maturity	25,921	—	26,117	—
Loans receivable held for investment	734,772	—	—	763,017

Financial Liabilities:
Customer deposit accounts	870,946	—	—	872,160
Brokered deposit accounts	21,367	—	—	21,365
Advances from FHLB	127,000	—	—	130,393
Subordinated debentures	25,774	—	—	9,021

Carrying Values and Fair Values of Company's Unrecognized Financial Instruments

The following tables present the carrying values and fair values of the Company’s unrecognized financial instruments. Dollar amounts are expressed in thousands.

	September 30, 2013		September 30, 2012
	Contract or notional amount	Estimated unrealized gain (loss)	Contract or notional amount	Estimated unrealized gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$17,421	(73)	$2,446	11
Lending commitments – floating rate	5,813	34	926	9
Commitments to sell loans	—	—	—	—